SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2013
SHORT-TERM BORROWINGS AND LONG-TERM DEBT

10. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2012 and 2013 are comprised of the following:

	March 31,
	2012	2013
Average interest rates on loans from banks and others	1.56%	1.43%

	March 31,
	2012	2013
	(Yen in millions)
Secured	¥132	¥135
Unsecured	3,930	3,000

	¥4,062	¥3,135

Long-term debt at March 31, 2012 and 2013 are comprised of the following:

	March 31,
	2012	2013
Range of interest rates on loans from banks and others	0.20%-11.60%	0.20%-7.01%

	March 31,
	2012	2013
	(Yen in millions)
Secured	¥30,036	¥29,086
Unsecured	1,771	1,586

	31,807	30,672
Less, portion due within one year	(10,610)	(9,817)

	¥21,197	¥20,855

Aggregate maturities of long-term debt at March 31, 2013 are as follows:

Years ending March 31,	(Yen in millions)
2015	¥9,167
2016	5,567
2017	3,370
2018	1,531
2019 and thereafter	1,220

¥20,855

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Trade account receivables	¥56	¥—
Property, plant and equipment, net of accumulated depreciation	4,556	3,869
Intangible assets	1,650	—

As described in Note 8 to the Consolidated Financial Statement, since transferring of the capital lease receivables did not qualify as a sale for financial reporting purpose, Kyocera has accounted for the cash received as a secured borrowing. As a result of the transaction, capital lease receivables in the amount of ¥28,086 million and ¥27,065 million as of March 31, 2012 and 2013 have been recorded on the balance sheets, respectively.